Basis of presentation (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Reconciliation Between IFRS and IFRS-EU
A reconciliation between IFRS and
IFRS-EU
is included in the table below:

	Shareholders’ Equity		Net result

EUR millions	June 30, 2022	June 30, 2021	YTD 2022	YTD 2021
In accordance with IFRS	17,466	23,052	856	1,457
Adjustment of EU ‘IAS 39’ carve out	(434)	758	(1,066)	(296)
Tax effect of the adjustment	112	(183)	275	74
Effect of the adjustment after tax	(322)	575	(791)	(222)
In accordance with IFRS-EU	17,144	23,627	64	1,235